UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1:	Schedule of Investments

Vanguard STAR Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.0%)

U.S. Stock Funds (50.0%)
Vanguard Windsor II Fund Investor Shares	63,175,606	$2,024,146
Vanguard Windsor Fund Investor Shares	62,596,806	1,105,460
Vanguard PRIMECAP Fund Investor Shares	12,757,981	874,687
Vanguard Morgan Growth Fund Investor Shares	46,839,920	865,133
Vanguard U.S. Growth Fund Investor Shares	46,621,326	864,826
Vanguard Explorer Fund Investor Shares	6,859,336	554,509

		6,288,761

International Stock Funds (13.0%)
Vanguard International Value Fund	21,867,207	822,207
Vanguard International Growth Fund Investor Shares	36,332,222	816,385

		1,638,592

Bond Funds (24.7%)
Vanguard GNMA Fund Investor Shares	151,413,627	1,558,046
Vanguard Long-Term Investment-Grade Fund Investor Shares	165,981,833	1,555,250

		3,113,296

Short-Term Bond Fund (12.2%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	145,976,696	1,532,755

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 4.405%*	10,830,146	10,830

TOTAL INVESTMENT COMPANIES
(Cost $9,466,719)		12,584,234

OTHER ASSETS AND LIABILITIES - NET (0.0%)		5,189

NET ASSETS (100%)		$12,589,423

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2006, the cost of investment securities for tax purposes was $9,466,719,000. Net unrealized appreciation of investment securities for tax purposes was $3,117,515,000, consisting of unrealized gains of $3,136,868,000 on securities that had risen in value since their purchase and $19,353,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Index Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

INVESTMENT COMPANIES (99.9%)

International Stock Funds (99.9%)
Vanguard European Stock Index Fund Investor Shares	269,686,903	$7,963,854
Vanguard Pacific Stock Index Fund Investor Shares	332,647,849	3,968,489
Vanguard Emerging Markets Stock Index Fund Investor Shares	95,058,513	2,020,944

		13,953,287

TOTAL INVESTMENT COMPANIES
(Cost $10,302,667)		13,953,287

OTHER ASSETS AND LIABILITIES - NET (0.1%)		11,353

NET ASSETS (100%)		$13,964,640

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2006, the cost of investment securities for tax purposes was $10,302,667,000. Net unrealized appreciation of investment securities for tax purposes was $3,650,620,000, consisting of unrealized gains of $3,650,620,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

INVESTMENT COMPANIES (99.9%)

U.S. Stock Fund (49.9%)
Vanguard Total Stock Market Index Fund Investor Shares	117,007,357	$3,633,078

International Stock Fund (15.3%)
Vanguard Total International Stock Index Fund	73,205,562	1,116,385

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	69,754,861	1,813,626

Bond Fund (9.8%)
Vanguard Total Bond Market Index Fund Investor Shares	71,378,193	714,496

TOTAL INVESTMENT COMPANIES
(Cost $5,857,323)		7,277,585

OTHER ASSETS AND LIABILITIES - NET (0.1%)		10,553

NET ASSETS (100%)		$7,288,138

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2006, the cost of investment securities for tax purposes was $5,857,323,000. Net unrealized appreciation of investment securities for tax purposes was $1,420,262,000, consisting of unrealized gains of $1,422,295,000 on securities that had risen in value since their purchase and $2,033,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Income Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

INVESTMENT COMPANIES (99.9%)

U.S. Stock Fund (4.9%)
Vanguard Total Stock Market Index Fund Investor Shares	2,629,738	$81,653

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	15,985,287	415,617

Bond Fund (50.0%)
Vanguard Total Bond Market Index Fund Investor Shares	82,654,666	827,373

Short-Term Bond Fund (19.9%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	31,304,071	328,693

Money Market Fund (0.0%)
Vanguard Market Liquidity Fund, 4.405%*	573,214	573

TOTAL INVESTMENT COMPANIES
(Cost $1,552,047)		1,653,909

OTHER ASSETS AND LIABILITIES - NET (0.1%)		1,835

NET ASSETS (100%)		$1,655,744

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2006, the cost of investment securities for tax purposes was $1,552,047,000. Net unrealized appreciation of investment securities for tax purposes was $101,862,000, consisting of unrealized gains of $118,888,000 on securities that had risen in value since their purchase and $17,026,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.0%)

U.S. Stock Fund (20.0%)
Vanguard Total Stock Market Index Fund Investor Shares	28,515,254	$885,399

International Stock Fund (5.2%)
Vanguard Total International Stock Index Fund	15,063,040	229,711

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	42,515,514	1,105,403

Bond Fund (30.1%)
Vanguard Total Bond Market Index Fund Investor Shares	133,248,732	1,333,820

Short-Term Bond Fund (19.7%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	83,396,229	875,660

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 4.405%*	2,680,621	2,681

TOTAL INVESTMENT COMPANIES
(Cost $3,914,734)		4,432,674

OTHER ASSETS AND LIABILITIES - NET (0.0%)		1,284

NET ASSETS (100%)		$4,433,958

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2006, the cost of investment securities for tax purposes was $3,914,734,000. Net unrealized appreciation of investment securities for tax purposes was $517,940,000, consisting of unrealized gains of $547,248,000 on securities that had risen in value since their purchase and $29,308,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

INVESTMENT COMPANIES (99.9%)

U.S. Stock Fund (35.0%)
Vanguard Total Stock Market Index Fund Investor Shares	93,487,785	$2,902,796

International Stock Fund (10.0%)
Vanguard Total International Stock Index Fund	54,358,149	828,962

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	79,444,754	2,065,563

Bond Fund (29.9%)
Vanguard Total Bond Market Index Fund Investor Shares	247,438,770	2,476,862

TOTAL INVESTMENT COMPANIES
(Cost $6,931,686)		8,274,183

OTHER ASSETS AND LIABILITIES - NET (0.1%)		9,917

NET ASSETS (100%)		$8,284,100

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2006, the cost of investment securities for tax purposes was $6,931,686,000. Net unrealized appreciation of investment securities for tax purposes was $1,342,497,000, consisting of unrealized gains of $1,352,467,000 on securities that had risen in value since their purchase and $9,970,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.1%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	43,070,442	$1,271,870
Vanguard Pacific Stock Index Fund Investor Shares	53,125,424	633,787

		1,905,657

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 4.405%*	2,029,292	2,029

TOTAL INVESTMENT COMPANIES
(Cost $1,390,626)		1,907,686

OTHER ASSETS AND LIABILITIES - NET (-0.1%)		(1,382)

NET ASSETS (100%)		$1,906,304

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2006, the cost of investment securities for tax purposes was $1,390,626,000. Net unrealized appreciation of investment securities for tax purposes was $517,060,000, consisting of unrealized gains of $517,060,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Developed Markets Index Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.2%)

International Stock Funds (99.9%)
Vanguard European Stock Index Fund Institutional Shares	47,014,699	$1,389,754
Vanguard Pacific Stock Index Fund Institutional Shares	57,976,931	692,245

		2,081,999

Money Market Fund (0.3%)
Vanguard Market Liquidity Fund, 4.405%*	6,353,732	6,354

TOTAL INVESTMENT COMPANIES
(Cost $1,584,809)		2,088,353

OTHER ASSETS AND LIABILITIES - NET (-0.2%)		(4,895)

NET ASSETS (100%)		$2,083,458

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2006, the cost of investment securities for tax purposes was $1,584,809,000. Net unrealized appreciation of investment securities for tax purposes was $503,544,000, consisting of unrealized gains of $503,544,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.